UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Markets Reserves

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – February 28, 2011

Item 1: Reports to Shareholders

Vanguard Money Market Funds
Semiannual Report
February 28, 2011

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the six months ended February 28, 2011, the Vanguard Money Market Funds earned near-zero returns.

> Money market yields have remained negligible because of the Federal Reserve’s low-interest-rate policy, which aims to speed the economic recovery.

> While the three Vanguard funds posted slightly positive returns, the average return of peer-group funds was 0%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	8
Federal Money Market Fund.	30
Admiral Treasury Money Market Fund.	40
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended February 28, 2011
	7-Day	Total
	SEC Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.07%	0.04%
Institutional Shares	0.19	0.10
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.02%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.02%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

A description of money market mutual fund performance over the past six months will have a familiar ring to many investors. Yields of the Vanguard Money Market Funds continued to be a hairsbreadth above zero as the Federal Reserve kept short-term interest rates at a historically low level.

This restrictive interest rate environment has been a challenge ably met by the funds’ advisor, Vanguard Fixed Income Group. Our funds’ returns were slight in the half-year ended February 28, but they were ahead of the 0% average return of competing money market funds, and we didn’t waver from our mandate to invest in very high-credit-quality securities.

During the period, U.S. money market funds continued to implement changes required by the Securities and Exchange Commission (SEC) in reaction to the financial crisis of 2008. In our last report to you, I noted one of these new requirements, which involved an enhancement to fund liquidity. Since then, money market funds have begun posting their holdings five business days after the end of each month on their websites. In addition, the SEC has begun posting, with a 60-day delay, funds’ “shadow net asset values” on its own site. Shadow NAVs reflect the typically very modest changes in market prices of fund investments. Federal policy-makers are pondering additional changes, and Vanguard has been providing research and comments.

We applaud these developments, which support the transparency and credit quality of all money market funds. None of the changes alter the exacting standards for credit quality and liquidity to which we have traditionally managed your funds.

We continue to believe that money market funds play an important role in most investors’ portfolios, as well as in the broad economy.

Longer-term interest rates rose, depressing bond prices

U.S. interest rates hovered near generational lows early in the period but then moved higher for all but the shortest-term securities, putting pressure on bond prices. For the six months ended February 28, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As I noted earlier, the Federal Reserve held its target for short-term interest rates near 0%, as it has since December 2008. This stance kept the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

A fretful start, an optimistic finish for global stock markets

Stock markets rallied from their midsummer malaise to produce exceptional returns for the half-year. At the start of the

Market Barometer
	Total Returns
	Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

CPI
Consumer Price Index	1.37%	2.11%	2.18%

period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

The funds’ investments are chosen very, very selectively

As of February 28, the yields of the Prime and Federal Money Market Funds were slightly lower than those we reported to you six months ago; the Admiral Treasury Fund’s yield was unchanged. Both the Admiral Treasury and Federal Money Market Funds had a 7-day SEC yield of about 0.02%. (These funds have been closed to new investors since 2009.) The Investor Shares of the Prime Money Market Fund yielded 0.07%, while the Institutional Shares, because of their lower expense ratio, yielded 0.19%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.23%	0.09%	0.40%
Federal Money Market Fund	0.22	—	0.29
Admiral Treasury Money Market Fund	0.14	—	0.21

The fund expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2011, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.23% for Investor
Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.22%; for the Admiral Treasury Money Market Fund, 0.14%.
Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups are: for the Prime Money Market Fund Investor Shares, Money Market Funds; for the Federal Money Market Fund, Government
Money Market Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

In this environment of super-low short-term interest rates, our advisor sought to produce as much income as possible consistent with the funds’ prospectus goal of investing only in very high-quality money market instruments. Every potential holding—particularly those for the Prime Money Market Fund, which invests in corporate and foreign-government securities—is thoroughly vetted by a team of experienced credit analysts.

At the end of February, about one-third of the Prime Money Market Fund’s assets were invested in bank certificates of deposit, mostly in the form of Eurodollar CDs or Yankee CDs. The former are held outside the United States and are typically issued by London banks; the latter are typically issued by the New York branches of foreign banks. Both are denominated in dollars.

About a fifth of the fund’s holdings consisted of commercial paper (a type of unsecured debt typically backed by bank lines of credit) issued by foreign governments and by financial and industrial firms in the United States and abroad. Smaller portions of the portfolio were invested in state and local government securities and repurchase agreements, which are short-term loans backed by government and agency securities.

The Prime Money Market Fund held dollar-denominated instruments from a geographically diversified group of banks

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 28,
Money Market Fund	2011	2010	2010
Prime
Investor Shares	0.07%	0.13%	0.01%
Institutional Shares	0.19	0.26	0.15
Federal	0.02	0.05	0.01
Admiral Treasury	0.02	0.02	0.01

in Canada, Australia, New Zealand, and selected European countries. The fund has no direct exposure to securities of the financially stretched European countries—Portugal, Ireland, Italy, Greece, and Spain—that have been wrestling with sovereign-debt challenges.

As of February 28, the largest portion of the fund’s investments—about 40%—were in U.S. government and agency obligations, which have the highest credit standing. Our other two money market funds have a more exclusive focus, as their names imply: The Admiral Treasury Money Market Fund concentrates on U.S. Treasury securities, while the Federal Money Market Fund typically focuses on securities issued by agencies of the federal government.

When will short-term rates bounce off the bottom?

Despite their low yields, the Vanguard Money Market Funds continue to carry out their primary function admirably, serving as low-cost vehicles in which you can hold your short-term reserves with confidence that they are invested in securities of high quality.

So what’s next for short-term interest rates? No one can know for certain, of course, what the Federal Reserve’s policy will be or what will happen in the financial markets. That’s the nature of investing, and it’s why we recommend an investment program that is balanced and diversified among stocks, bonds, and money market funds.

At this point, while many economists believe that the Federal Reserve will take steps to boost short-term rates late in 2011, Vanguard’s economists suspect that such action will more likely take place in early 2012. Note that our economists often share their latest views at vanguard.com.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 9, 2011

Advisor’s Report

For the six months ended February 28, 2011, the three Vanguard Money Market Funds produced negligible returns. As with all money market funds, yields have been weighed down by the Federal Reserve Board’s policy of keeping short-term interest rates very low in an attempt to spur economic growth. The Fed has maintained its target federal funds rate between 0% and 0.25% since December 2008 and has continued to state that it plans to keep short-term rates low “for an extended period.” In November the Fed announced a strategy aimed at tamping down longer-term interest rates as well through a massive bond-buying program.

The funds’ returns ranged from 0.01% for the Admiral Treasury and Federal Money Market Funds to 0.10% for the Institutional Shares of the Prime Money Market Fund. By comparison, the average return of peer-group money market funds was 0%.

Investing in a difficult market

The half-year began in a period of heightened sovereign-debt risk in Europe. Financial conditions in Greece deteriorated and prompted intervention by the European Union and the International Monetary Fund. These actions mitigated some of the worry about Greece, but concern lingered about high levels of debt in other countries.

As conditions evolved, we modified the exposures in the Prime Money Market Fund to reflect our concerns about the potential for further deterioration in Europe. We increased our holdings in

Canadian and Australian banks, which had limited exposure to regions we were concerned about.

During this period, we continued to take advantage of relative value opportunities in the U.S. Treasury and agency markets. A consequence of the housing crisis has been a decline in money-market-eligible agency issuance, while yields on short-term agency discount notes have remained relatively close to those of U.S. Treasury bills. Because of this, we increased the allocation to Treasury bills in the Prime and Federal Money Market Funds. As an alternative to the discount agency notes, we have been able to accumulate a position in floating-rate agency securities at more favorable yields.

The outlook

The good news is that the economy is showing signs of improvement. The employment situation has gotten better and retail sales have grown. We believe we have entered a period of self-sustaining recovery that will eventually lead the Federal Reserve to tighten monetary policy. As always, we will continue to monitor the situation and adjust the portfolios accordingly should the expansion prove to be faster than anticipated.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 15, 2011

Prime Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.23%	0.09%
7-Day SEC Yield	0.07%	0.19%
Average Weighted
Maturity	57 days	57 days

Sector Diversification (% of portfolio)
Certificates of Deposit		1.3%
Repurchase Agreements		6.4
U.S. Treasury Bills		15.9
Yankee/Foreign		39.1
Commercial Paper		8.1
U.S. Government Agency Obligations		24.9
Other		4.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.23% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2001	5.43%	4.75%
2002	2.09	1.40
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.04	0.00
7-day SEC yield (2/28/2011): 0.07%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.06%	2.66%	2.41%
Institutional Shares	10/3/1989	0.20	2.81	2.59

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (41.9%)
2	Fannie Mae Discount Notes	0.180%	3/2/11	48,000	48,000
2	Fannie Mae Discount Notes	0.180%	4/6/11	30,000	29,995
2	Federal Home Loan Bank Discount Notes	0.200%	3/2/11	119,000	118,999
2	Federal Home Loan Bank Discount Notes	0.200%	3/4/11	76,000	75,999
2	Federal Home Loan Bank Discount Notes	0.170%	3/23/11	398,000	397,959
2	Federal Home Loan Bank Discount Notes	0.170%	3/25/11	602,000	601,932
2	Federal Home Loan Bank Discount Notes	0.165%	4/4/11	50,000	49,992
2	Federal Home Loan Bank Discount Notes	0.180%	4/6/11	55,000	54,990
2	Federal Home Loan Bank Discount Notes	0.165%–0.180%	4/8/11	763,000	762,866
2	Federal Home Loan Bank Discount Notes	0.180%	4/13/11	582,000	581,875
2	Federal Home Loan Bank Discount Notes	0.190%	4/27/11	70,000	69,979
[2,3]	Federal Home Loan Banks	0.182%	5/13/11	1,079,640	1,079,595
[2,3]	Federal Home Loan Banks	0.231%	1/9/12	593,000	592,835
[2,3]	Federal Home Loan Banks	0.232%	1/23/12	425,000	424,904
[2,3]	Federal Home Loan Banks	0.227%	1/26/12	405,000	404,889
[2,3]	Federal Home Loan Banks	0.223%	2/1/12	750,000	749,776
[2,3]	Federal Home Loan Banks	0.228%	2/3/12	122,000	121,966
[2,3]	Federal Home Loan Banks	0.233%	2/3/12	484,000	483,865
[2,3]	Federal Home Loan Mortgage Corp.	0.213%	12/21/11	1,500,000	1,499,388
[2,3]	Federal Home Loan Mortgage Corp.	0.353%	4/7/11	3,247,000	3,246,977
[2,3]	Federal Home Loan Mortgage Corp.	0.221%	5/4/11	500,000	499,983
[2,3]	Federal Home Loan Mortgage Corp.	0.241%	8/5/11	1,250,000	1,250,094
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	12/16/11	515,000	514,835
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	2/16/12	470,400	470,210
[2,3]	Federal Home Loan Mortgage Corp.	0.201%	8/24/12	2,515,000	2,513,210
[2,3]	Federal National Mortgage Assn.	0.293%	12/20/11	494,500	494,319
[2,3]	Federal National Mortgage Assn.	0.192%	5/13/11	3,000,000	2,999,940
[2,3]	Federal National Mortgage Assn.	0.161%	7/27/11	2,000,000	1,999,675
[2,3]	Federal National Mortgage Assn.	0.174%	8/11/11	1,000,000	999,730
[2,3]	Federal National Mortgage Assn.	0.282%	8/23/12	1,455,500	1,454,845
[2,3]	Federal National Mortgage Assn.	0.294%	9/17/12	988,000	987,691
[2,3]	Federal National Mortgage Assn.	0.282%	11/23/12	1,772,795	1,771,863
[2,3]	Federal National Mortgage Assn.	0.291%	12/28/12	219,000	218,919
2	Freddie Mac Discount Notes	0.180%	4/4/11	256,099	256,055
2	Freddie Mac Discount Notes	0.165%	4/5/11	23,000	22,996
2	Freddie Mac Discount Notes	0.180%	4/11/11	50,000	49,990

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.160%	3/3/11	1,000,000	999,991
United States Treasury Bill	0.145%	3/10/11	1,825,000	1,824,934
United States Treasury Bill	0.160%	3/17/11	500,000	499,964
United States Treasury Bill	0.165%	4/14/11	500,000	499,899
United States Treasury Bill	0.170%	4/28/11	840,000	839,770
United States Treasury Bill	0.160%	5/12/11	1,500,000	1,499,520
United States Treasury Bill	0.194%–0.195%	5/26/11	2,400,000	2,398,884
United States Treasury Bill	0.145%	6/2/11	800,000	799,707
United States Treasury Bill	0.180%	6/9/11	500,000	499,750
United States Treasury Bill	0.190%–0.191%	6/16/11	1,550,000	1,549,124
United States Treasury Bill	0.185%	6/23/11	2,000,000	1,998,828
United States Treasury Bill	0.225%	6/30/11	2,000,000	1,998,487
United States Treasury Bill	0.190%	7/7/11	979,000	978,339
United States Treasury Bill	0.155%	8/25/11	900,000	899,314
United States Treasury Bill	0.170%	9/1/11	568,120	567,632
Total U.S. Government and Agency Obligations (Cost $45,755,279)				45,755,279
Commercial Paper (17.0%)
Finance—Auto (1.9%)
American Honda Finance Corp.	0.240%	3/2/11	107,000	106,999
American Honda Finance Corp.	0.280%	3/18/11	50,000	49,993
American Honda Finance Corp.	0.240%	4/4/11	41,000	40,991
American Honda Finance Corp.	0.250%	4/18/11	141,000	140,953
American Honda Finance Corp.	0.240%	5/16/11	51,000	50,974
Toyota Credit Canada Inc.	0.391%	4/15/11	24,500	24,488
Toyota Credit Canada Inc.	0.371%	4/26/11	74,000	73,957
Toyota Credit Canada Inc.	0.341%	5/16/11	25,000	24,982
Toyota Motor Credit Corp.	0.381%	3/1/11	207,600	207,600
Toyota Motor Credit Corp.	0.391%	4/15/11	148,500	148,428
Toyota Motor Credit Corp.	0.260%	4/20/11	92,000	91,967
Toyota Motor Credit Corp.	0.371%	4/26/11	84,000	83,952
Toyota Motor Credit Corp.	0.331%	5/16/11	82,500	82,443
Toyota Motor Credit Corp.	0.240%	5/17/11	79,000	78,959
Toyota Motor Credit Corp.	0.240%	5/19/11	79,000	78,958
Toyota Motor Credit Corp.	0.351%	5/20/11	99,000	98,923
Toyota Motor Credit Corp.	0.250%–0.351%	5/23/11	138,600	138,497
Toyota Motor Credit Corp.	0.351%	5/24/11	99,000	98,919
Toyota Motor Credit Corp.	0.250%	5/26/11	148,250	148,162
Toyota Motor Credit Corp.	0.381%	5/31/11	99,000	98,905
Toyota Motor Credit Corp.	0.250%	6/2/11	207,600	207,466
				2,076,516
Finance—Other (3.8%)
General Electric Capital Corp.	0.391%	3/16/11	250,000	249,959
General Electric Capital Corp.	0.431%	4/8/11	247,000	246,888
General Electric Capital Corp.	0.411%	4/22/11	300,000	299,822
General Electric Capital Corp.	0.411%	4/27/11	494,000	493,679
General Electric Capital Corp.	0.401%	5/23/11	500,000	499,539
General Electric Capital Corp.	0.361%	5/27/11	396,000	395,655
General Electric Capital Corp.	0.361%	5/31/11	396,000	395,640
General Electric Capital Corp.	0.301%	7/18/11	250,000	249,710
4 Straight-A Funding LLC	0.240%	3/2/11	7,000	7,000
4 Straight-A Funding LLC	0.250%	3/2/11	7,712	7,712
4 Straight-A Funding LLC	0.240%	3/7/11	45,000	44,998
4 Straight-A Funding LLC	0.240%	3/7/11	50,000	49,998

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Straight-A Funding LLC	0.240%	3/7/11	29,000	28,999
4 Straight-A Funding LLC	0.240%–0.250%	3/7/11	94,685	94,681
4 Straight-A Funding LLC	0.250%	4/4/11	60,000	59,986
4 Straight-A Funding LLC	0.250%	4/4/11	161,000	160,962
4 Straight-A Funding LLC	0.250%	4/5/11	73,000	72,982
4 Straight-A Funding LLC	0.250%	4/6/11	61,000	60,985
4 Straight-A Funding LLC	0.250%	4/7/11	33,000	32,992
4 Straight-A Funding LLC	0.250%	4/7/11	29,000	28,993
4 Straight-A Funding LLC	0.250%	4/7/11	17,000	16,996
4 Straight-A Funding LLC	0.250%	4/8/11	138,500	138,463
4 Straight-A Funding LLC	0.250%	4/8/11	65,000	64,983
4 Straight-A Funding LLC	0.250%	4/11/11	40,300	40,289
4 Straight-A Funding LLC	0.250%	4/11/11	75,000	74,979
4 Straight-A Funding LLC	0.250%	4/11/11	32,500	32,491
4 Straight-A Funding LLC	0.240%	5/5/11	58,000	57,975
4 Straight-A Funding LLC	0.245%	5/5/11	35,000	34,984
4 Straight-A Funding LLC	0.240%	5/9/11	200,000	199,908
4 Straight-A Funding LLC	0.250%	5/9/11	36,985	36,967
4 Straight-A Funding LLC	0.250%	5/13/11	33,000	32,983
				4,212,198
Foreign Banks (5.5%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	5/3/11	197,000	196,893
4 Australia & New Zealand Banking Group, Ltd.	0.336%	7/29/11	41,000	40,943
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/1/11	24,670	24,635
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/2/11	198,000	197,716
4 Commonwealth Bank of Australia	0.280%	4/6/11	500,000	499,860
4 Commonwealth Bank of Australia	0.280%	4/12/11	198,550	198,485
4 Commonwealth Bank of Australia	0.270%	4/29/11	181,000	180,920
4 Commonwealth Bank of Australia	0.361%	6/14/11	199,000	198,791
4 Commonwealth Bank of Australia	0.341%	8/31/11	60,400	60,296
4 Danske Corp.	0.265%	3/9/11	500,000	499,971
4 Danske Corp.	0.270%	3/18/11	500,000	499,936
Lloyds TSB Bank plc	0.260%	3/21/11	540,000	539,922
Nordea North America Inc.	0.381%	7/12/11	102,482	102,338
4 Westpac Banking Corp.	0.311%	4/14/11	150,000	149,943
4 Westpac Banking Corp.	0.341%	7/12/11	500,000	499,372
4 Westpac Banking Corp.	0.341%	7/25/11	495,000	494,318
4 Westpac Banking Corp.	0.341%	7/28/11	497,000	496,301
4 Westpac Banking Corp.	0.341%	8/1/11	350,000	349,494
4 Westpac Banking Corp.	0.341%	8/4/11	350,000	349,484
4 Westpac Banking Corp.	0.341%	8/8/11	448,000	447,323
				6,026,941
Foreign Governments (0.5%)
Banque et Caisse d’Epargne de L’Etat	0.320%	4/7/11	163,100	163,046
Banque et Caisse d’Epargne de L’Etat	0.340%	5/4/11	38,000	37,977
Banque et Caisse d’Epargne de L’Etat	0.260%	5/16/11	175,000	174,904
Banque et Caisse d’Epargne de L’Etat	0.341%	8/31/11	100,000	99,827
				475,754
Foreign Industrial (2.7%)
4 Nestle Capital Corp.	0.210%	3/2/11	247,000	246,999
4 Nestle Capital Corp.	0.200%	3/14/11	200,000	199,986
4 Nestle Capital Corp.	0.180%	4/12/11	42,000	41,991
4 Nestle Capital Corp.	0.210%	4/27/11	345,000	344,885

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Nestle Capital Corp.	0.200%	5/17/11	317,000	316,864
Nestle Finance International Ltd.	0.180%	3/7/11	109,000	108,997
Nestle Finance International Ltd.	0.180%	3/11/11	38,000	37,998
Nestle Finance International Ltd.	0.200%	5/26/11	117,600	117,544
4 Novartis Finance Corp.	0.321%	3/2/11	46,000	46,000
4 Novartis Finance Corp.	0.190%–0.200%	4/14/11	157,150	157,113
4 Novartis Finance Corp.	0.190%	4/15/11	56,655	56,641
4 Novartis Finance Corp.	0.190%	4/18/11	86,000	85,978
4 Novartis Finance Corp.	0.190%–0.200%	4/19/11	76,700	76,680
4 Novartis Securities Investment Ltd.	0.220%	5/9/11	39,000	38,983
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	156,000	155,892
4 Shell International Finance BV	0.331%	3/1/11	55,000	55,000
4 Shell International Finance BV	0.321%–0.331%	3/2/11	147,750	147,749
4 Shell International Finance BV	0.260%	4/1/11	40,000	39,991
4 Total Capital Canada, Ltd.	0.321%	7/13/11	199,000	198,763
4 Total Capital Canada, Ltd.	0.321%	7/14/11	297,000	296,644
4 Total Capital Canada, Ltd.	0.321%	7/19/11	154,000	153,808
				2,924,506
Industrial (2.6%)
Chevron Corp.	0.180%	3/11/11	59,000	58,997
4 Cisco Systems Inc.	0.210%	4/13/11	32,000	31,992
4 Cisco Systems Inc.	0.210%	4/20/11	158,000	157,954
4 Cisco Systems Inc.	0.215%	5/4/11	154,000	153,941
4 Coca Cola Co.	0.220%	4/4/11	82,000	81,983
4 Coca Cola Co.	0.200%–0.230%	4/6/11	234,850	234,798
4 Coca Cola Co.	0.220%	5/13/11	81,700	81,663
4 Coca Cola Co.	0.210%	5/16/11	9,500	9,496
Exxon Mobil Corp.	0.180%	3/17/11	118,000	117,991
General Electric Co.	0.220%	3/8/11	150,000	149,994
General Electric Co.	0.220%	3/14/11	177,000	176,986
4 Google Inc.	0.210%	3/1/11	20,000	20,000
4 Google Inc.	0.200%	3/3/11	43,900	43,899
4 Google Inc.	0.220%	3/14/11	29,000	28,998
4 Google Inc.	0.180%	4/14/11	49,000	48,989
4 Google Inc.	0.180%	4/18/11	13,500	13,497
4 Johnson & Johnson	0.210%	3/10/11	76,000	75,996
4 Johnson & Johnson	0.220%	3/21/11	49,400	49,394
4 Johnson & Johnson	0.210%–0.220%	4/7/11	119,000	118,974
4 Johnson & Johnson	0.210%	4/14/11	48,000	47,988
4 Merck & Co Inc.	0.180%–0.190%	3/14/11	143,400	143,390
4 Merck & Co Inc.	0.180%–0.190%	3/15/11	122,700	122,691
4 Merck & Co Inc.	0.190%	3/16/11	53,000	52,996
4 Procter & Gamble Co.	0.190%	4/19/11	25,871	25,864
4 Procter & Gamble Co.	0.180%	4/25/11	205,000	204,944
4 Procter & Gamble Co.	0.190%	4/26/11	115,004	114,970
4 Procter & Gamble Co.	0.180%	4/27/11	57,700	57,683
4 Procter & Gamble Co.	0.200%	5/18/11	90,000	89,961
4 Procter & Gamble Co.	0.200%	5/25/11	75,000	74,965
4 Procter & Gamble Co.	0.200%	5/26/11	45,000	44,978
4 Wal-Mart Stores, Inc.	0.200%	3/21/11	50,000	49,994
4 Wal-Mart Stores, Inc.	0.210%	4/11/11	10,000	9,998
4 Wal-Mart Stores, Inc.	0.180%	4/18/11	171,000	170,959
				2,866,923
Total Commercial Paper (Cost $18,582,838)				18,582,838

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Certificates of Deposit (32.8%)
Domestic Banks (1.3%)
State Street Bank & Trust Co.	0.350%	3/7/11	500,000	500,000
State Street Bank & Trust Co.	0.340%	3/14/11	400,000	400,000
State Street Bank & Trust Co.	0.250%	5/12/11	235,000	235,000
State Street Bank & Trust Co.	0.250%	5/16/11	148,000	148,000
State Street Bank & Trust Co.	0.250%	5/17/11	148,000	148,000
				1,431,000
Eurodollar Certificates of Deposit (10.2%)
Australia & New Zealand Banking Group, Ltd.	0.325%	4/4/11	342,000	342,000
Australia & New Zealand Banking Group, Ltd.	0.310%	4/21/11	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.270%	5/9/11	157,000	157,000
Australia & New Zealand Banking Group, Ltd.	0.350%	6/8/11	175,000	175,000
Australia & New Zealand Banking Group, Ltd.	0.340%	8/3/11	321,000	321,000
Commonwealth Bank of Australia	0.280%	4/20/11	750,000	750,000
Commonwealth Bank of Australia	0.280%	4/26/11	400,000	400,000
Commonwealth Bank of Australia	0.310%	4/26/11	280,000	280,000
DNB NOR Bank ASA (London Branch)	0.260%	3/14/11	500,000	500,000
DNB NOR Bank ASA (London Branch)	0.260%	3/14/11	280,000	280,000
HSBC Bank plc	0.320%	4/8/11	750,000	750,000
HSBC Bank plc	0.320%	4/8/11	750,000	750,000
HSBC Bank plc	0.320%	4/14/11	145,000	145,000
HSBC Bank plc	0.320%	4/14/11	236,000	236,000
Lloyds TSB Bank plc	0.280%	5/3/11	125,000	125,000
Lloyds TSB Bank plc	0.290%	5/9/11	710,000	710,000
Lloyds TSB Bank plc	0.290%	5/31/11	360,000	360,000
National Australia Bank Ltd.	0.430%	6/3/11	745,000	745,000
National Australia Bank Ltd.	0.400%	6/30/11	198,000	198,007
National Australia Bank Ltd.	0.390%	7/5/11	750,000	750,000
National Australia Bank Ltd.	0.360%	7/12/11	360,000	360,000
National Australia Bank Ltd.	0.355%	7/20/11	230,000	230,004
National Australia Bank Ltd.	0.340%	8/3/11	150,000	150,000
National Australia Bank Ltd.	0.360%	8/10/11	100,000	100,002
National Australia Bank Ltd.	0.360%	8/11/11	500,000	500,011
Royal Bank of Scotland plc	0.270%	4/21/11	500,000	500,000
Toronto Dominion Bank	0.250%	4/4/11	300,000	300,000
Toronto Dominion Bank	0.250%	4/14/11	250,000	250,000
Toronto Dominion Bank	0.270%	5/9/11	247,000	247,000
				11,111,024
Yankee Certificates of Deposit (21.3%)
Abbey National Treasury Services plc (US Branch)	0.850%	3/1/11	461,000	461,000
Abbey National Treasury Services plc (US Branch)	0.300%	3/9/11	250,000	250,000
Abbey National Treasury Services plc (US Branch)	0.750%	3/21/11	500,000	500,000
Abbey National Treasury Services plc (US Branch)	0.740%	4/20/11	500,000	500,000
Abbey National Treasury Services plc (US Branch)	0.740%	5/3/11	530,000	530,000
Abbey National Treasury Services plc (US Branch)	0.450%	6/1/11	400,000	400,000
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	450,000	450,000
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	194,000	194,000
Bank of Montreal (Chicago Branch)	0.270%	3/9/11	164,000	164,000
Bank of Montreal (Chicago Branch)	0.270%	3/10/11	121,000	121,000
Bank of Montreal (Chicago Branch)	0.230%	3/22/11	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.280%	3/7/11	269,000	269,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Bank of Nova Scotia (Houston Branch)	0.290%	3/7/11	506,000	506,000
Bank of Nova Scotia (Houston Branch)	0.270%	4/14/11	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/11/11	99,000	99,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/12/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.280%	5/18/11	50,000	50,001
Bank of Nova Scotia (Houston Branch)	0.270%	5/23/11	545,000	545,000
Bank of Nova Scotia (Houston Branch)	0.340%	6/13/11	398,000	398,000
Bank of Nova Scotia (Houston Branch)	0.330%	8/9/11	675,000	675,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/5/11	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/20/11	405,000	405,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/2/11	300,000	300,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/3/11	475,000	475,000
Lloyds TSB Bank plc (New York Branch)	0.270%	3/10/11	435,000	435,000
Nordea Bank Finland plc (New York Branch)	0.280%	5/3/11	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.370%	7/5/11	247,000	247,000
Nordea Bank Finland plc (New York Branch)	0.380%	7/18/11	394,000	394,000
Nordea Bank Finland plc (New York Branch)	0.370%	7/21/11	200,000	200,000
Nordea Bank Finland plc (New York Branch)	0.350%	8/2/11	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.350%	8/4/11	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.410%	8/26/11	250,000	250,074
Rabobank Nederland NV (New York Branch)	0.330%	3/7/11	350,000	350,000
Rabobank Nederland NV (New York Branch)	0.335%	3/16/11	92,000	92,001
Rabobank Nederland NV (New York Branch)	0.325%	4/1/11	150,000	150,001
Rabobank Nederland NV (New York Branch)	0.310%	5/5/11	995,000	995,000
Rabobank Nederland NV (New York Branch)	0.370%	7/14/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.370%	8/3/11	535,000	535,000
Rabobank Nederland NV (New York Branch)	0.350%	9/1/11	645,000	645,000
Royal Bank of Canada (New York Branch)	0.310%	3/10/11	742,000	742,000
Royal Bank of Canada (New York Branch)	0.320%	6/7/11	1,250,000	1,250,000
Royal Bank of Canada (New York Branch)	0.330%	8/14/11	260,000	260,000
Svenska Handelsbanken (New York Branch)	0.280%	3/10/11	150,000	150,000
Svenska Handelsbanken (New York Branch)	0.310%	5/4/11	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.280%	6/1/11	625,000	625,000
Svenska Handelsbanken (New York Branch)	0.360%	7/28/11	496,000	496,000
Svenska Handelsbanken (New York Branch)	0.360%	8/1/11	497,000	497,000
Svenska Handelsbanken (New York Branch)	0.350%	8/4/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.355%	8/24/11	900,000	900,000
Toronto Dominion Bank (New York Branch)	0.250%	3/7/11	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.250%	3/9/11	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.300%	3/10/11	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.240%	3/14/11	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.280%	3/21/11	297,000	297,000
Toronto Dominion Bank (New York Branch)	0.280%	3/22/11	198,000	198,000
Toronto Dominion Bank (New York Branch)	0.300%	5/16/11	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.330%	5/26/11	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.330%	6/1/11	492,000	492,000
Westpac Banking Corp. (New York Branch)	0.350%	6/3/11	500,000	500,000
				23,209,077
Total Certificates of Deposit (Cost $35,751,101)				35,751,101

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (6.6%)
Barclays Capital Inc.
(Dated 1/4/11, Repurchase Value
$392,128,000, collateralized by Federal
Home Loan Bank 0.750%, 12/21/11,
Federal Home Loan Mortgage Corp.
3.000%–4.750%, 7/28/14–1/19/16, and
Federal National Mortgage Assn.
0.000%–1.625%, 8/8/11–10/26/15)	0.200%	3/4/11	392,000	392,000
Barclays Capital Inc.
(Dated 2/25/11, Repurchase Value
$1,250,307,000, collateralized by Federal
Farm Credit Bank 0.000%–6.260%,
3/11/11–8/3/37, Federal Home Loan Bank
0.000%–5.750%, 3/1/11–7/15/36, Federal
Home Loan Mortgage Corp. 0.000%–6.750%,
3/7/11–9/15/29, Federal National Mortgage
Assn. Discount Note 4/20/11–6/15/11, and
Federal National Mortgage Assn.
0.000%–6.160%, 3/15/11–7/15/37)	0.150%	3/7/11	1,250,000	1,250,000
Barclays Capital Inc.
(Dated 2/9/11, Repurchase Value $630,084,000,
collateralized by U.S. Treasury Inflation Indexed
Note 1.875%–2.375%, 7/15/13–1/15/17)	0.160%	3/7/11	630,000	630,000
BNP Paribas Securities Corp.
(Dated 2/28/11, Repurchase Value $111,210,000,
collateralized by U.S. Treasury Note 0.500%,
10/15/13)	0.170%	3/1/11	111,209	111,209
Deutsche Bank Securities, Inc.
(Dated 2/25/11, Repurchase Value $1,250,307,000,
collateralized by Federal Farm Credit Bank
0.000%–6.280%, 3/4/11–12/16/15, Federal Home
Loan Bank 0.000%–5.750%, 3/10/11–3/13/20,
Federal Home Loan Mortgage Corp.
0.000%–6.750%, 3/15/11–7/15/32, Federal
National Mortgage Assn. Discount Note 4/6/11,
and Federal National Mortgage Assn.
0.000%–7.250%, 3/8/11–7/15/37)	0.150%	3/7/11	1,250,000	1,250,000
Deutsche Bank Securities, Inc.
(Dated 1/10/11, Repurchase Value $1,000,295,000,
collateralized by U.S. Treasury Bill 0.000%,
3/10/11, U.S. Treasury Inflation Indexed Note
1.250%–3.375%, 4/15/11–1/15/20, U.S. Treasury
Inflation Indexed Bond 1.750%–3.375%,
1/15/28–4/15/32, U.S. Treasury Note
0.375%–5.125%, 5/15/12–10/31/16, and
U.S. Treasury Bond 4.375%, 5/15/40)	0.180%	3/7/11	1,000,000	1,000,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Goldman Sachs & Co.
(Dated 2/28/11, Repurchase Value $245,001,000,
collateralized by Federal Home Loan Mortgage
Corp. 0.000%–4.500%, 6/20/11–1/15/13)	0.180%	3/1/11	245,000	245,000
RBC Capital Markets Corp.
(Dated 2/28/11, Repurchase Value $50,000,000,
collateralized by U.S. Treasury Note 2.125%,
2/29/16)	0.170%	3/1/11	50,000	50,000
RBS Securities, Inc.
(Dated 2/28/11, Repurchase Value $391,096,000,
collateralized by U.S. Treasury Note
1.750%–4.500%, 11/30/11–1/31/14)	0.150%	3/7/11	391,000	391,000
RBS Securities, Inc.
(Dated 2/9/11, Repurchase Value $420,052,000,
collateralized by U.S. Treasury Note
2.000%–4.500%, 11/30/11–11/30/13, and
U.S. Treasury Bond 6.000%, 2/15/26)	0.160%	3/7/11	420,000	420,000
RBS Securities, Inc.
(Dated 2/4/11, Repurchase Value $421,065,000,
collateralized by U.S. Treasury Bill 0.000%,
3/3/11–12/15/11, and U.S. Treasury Note 2.125%,
2/29/16)	0.180%	3/7/11	421,000	421,000
Societe Generale
(Dated 2/28/11, Repurchase Value $600,003,000,
collateralized by U.S. Treasury Bill 0.000%,
8/25/11, and U.S. Treasury Inflation Indexed
Note 1.875%–2.500%, 7/15/13–7/15/19)	0.160%	3/1/11	600,000	600,000
Societe Generale
(Dated 2/28/11, Repurchase Value $145,001,000,
collateralized by U.S. Treasury Inflation Indexed
Bond 3.625%, 4/15/28)	0.170%	3/1/11	145,000	145,000
Societe Generale
(Dated 2/25/11, Repurchase Value $300,074,000,
collateralized by Federal Home Loan Bank
0.000%–5.000%, 3/11/11–6/12/20, Federal
Home Loan Mortgage Corp. 0.000%–5.500%,
6/20/11–2/9/15, and Federal National Mortgage
Assn. 0.375%–5.625%, 3/23/11–7/15/37)	0.150%	3/7/11	300,000	300,000
Total Repurchase Agreements (Cost $7,205,209)				7,205,209

			Shares
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,402,395)	0.231%		1,402,395,308	1,402,395

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.250%	3/7/11	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.230%	3/7/11	35,400	35,400
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.280%	3/7/11	39,315	39,315
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.240%	3/7/11	79,000	79,000
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District VRDO	0.270%	3/7/11	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.260%	3/7/11	17,100	17,100
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.180%	3/7/11	17,425	17,425
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.200%	3/7/11	58,300	58,300
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.200%	3/7/11	95,000	95,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.220%	3/7/11	19,000	19,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.230%	3/7/11	66,500	66,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11	24,845	24,845
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11	15,200	15,200
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.200%	3/7/11	35,900	35,900
California Statewide Communities Development
Authority Revenue (Los Angeles County
Museum of Art Project) VRDO	0.200%	3/7/11	19,000	19,000
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.240%	3/7/11	22,100	22,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.250%	3/7/11	24,000	24,000
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt
Obligated Group) VRDO	0.250%	3/7/11	12,150	12,150
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.260%	3/7/11	21,100	21,100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.180%	3/7/11	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.240%	3/7/11	43,900	43,900

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	3/7/11	76,100	76,100
District of Columbia Revenue
(George Washington University) VRDO	0.290%	3/7/11	27,560	27,560
District of Columbia Revenue
(Georgetown University) VRDO	0.230%	3/7/11	7,575	7,575
District of Columbia Revenue
(Georgetown University) VRDO	0.230%	3/7/11	17,200	17,200
District of Columbia Revenue
(Washington Drama Society) VRDO	0.250%	3/7/11	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.250%	3/7/11	10,600	10,600
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.250%	3/7/11	42,000	42,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.240%	3/7/11	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.260%	3/7/11	17,200	17,200
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.270%	3/7/11	16,300	16,300
Illinois Finance Authority Pollution Control Revenue
(Commonwealth Edison Co. Project) VRDO	0.260%	3/7/11	29,400	29,400
Illinois Finance Authority Revenue
(Carle Healthcare System) VRDO	0.210%	3/7/11	44,665	44,665
Illinois Finance Authority Revenue
(Ingalls Health System) VRDO	0.270%	3/7/11	43,000	43,000
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.260%	3/7/11	18,480	18,480
Illinois Finance Authority Revenue
(Loyola University Health System) VRDO	0.260%	3/7/11	35,450	35,450
Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.270%	3/7/11	13,000	13,000
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.280%	3/7/11	14,400	14,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.280%	3/7/11	23,940	23,940
Jacksonville FL Capital Project Revenue VRDO	0.270%	3/7/11	26,400	26,400
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.280%	3/7/11	27,535	27,535
Kansas City MO Industrial Development Authority
Revenue (Downtown Redevelopment District)
VRDO	0.280%	3/7/11	11,220	11,220
6 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.310%	3/7/11	13,000	13,000
Los Angeles CA Wastewater
System Revenue VRDO	0.180%	3/7/11	37,400	37,400
Los Angeles CA Wastewater
System Revenue VRDO	0.200%	3/7/11	20,400	20,400
Los Angeles CA Wastewater
System Revenue VRDO	0.250%	3/7/11	27,740	27,740

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Los Angeles CA Wastewater
System Revenue VRDO	0.250%	3/7/11	23,200	23,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.220%	3/7/11	18,855	18,855
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.240%	3/7/11	49,365	49,365
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.270%	3/7/11	15,130	15,130
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.250%	3/7/11	30,160	30,160
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.230%	3/7/11	21,900	21,900
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.200%	3/7/11	19,320	19,320
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.310%	3/7/11	13,100	13,100
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.240%	3/7/11	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.220%	3/7/11	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.260%	3/7/11	13,000	13,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.230%	3/7/11	45,400	45,400
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.250%	3/7/11	32,925	32,925
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.250%	3/7/11	22,000	22,000
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System) VRDO	0.230%	3/7/11	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(BJC Health System) VRDO	0.230%	3/7/11	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health Care) VRDO	0.220%	3/7/11	84,100	84,100
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.250%	3/7/11	38,730	38,730
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11	19,600	19,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.230%	3/7/11	32,800	32,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.260%	3/7/11	48,900	48,900
New York City NY GO VRDO	0.200%	3/7/11	58,550	58,550
New York City NY GO VRDO	0.230%	3/7/11	29,800	29,800
New York City NY GO VRDO	0.260%	3/7/11	11,775	11,775
New York City NY GO VRDO	0.260%	3/7/11	9,825	9,825

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.230%	3/7/11	39,505	39,505
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.220%	3/7/11	21,980	21,980
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.250%	3/7/11	8,100	8,100
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	31,085	31,085
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	30,885	30,885
New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.220%	3/7/11	20,500	20,500
New York State Housing Finance Agency Housing
Revenue (125 West 31st Street) VRDO	0.260%	3/7/11	42,300	42,300
New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing)
VRDO	0.250%	3/7/11	17,300	17,300
New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.240%	3/7/11	31,500	31,500
New York State Housing Finance Agency Housing
Revenue (330 West 39th Street) VRDO	0.260%	3/7/11	26,100	26,100
New York State Housing Finance Agency Housing
Revenue (70 Battery Place) VRDO	0.250%	3/7/11	12,800	12,800
New York State Housing Finance Agency Housing
Revenue (Clinton Green North) VRDO	0.260%	3/7/11	24,400	24,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.230%	3/7/11	10,375	10,375
North Texas Tollway Authority System
Revenue VRDO	0.250%	3/7/11	35,100	35,100
Oakland University of Michigan Revenue VRDO	0.270%	3/7/11	8,900	8,900
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.250%	3/7/11	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.220%	3/7/11	29,525	29,525
Ohio State University General Receipts
Revenue VRDO	0.230%	3/7/11	115,300	115,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.260%	3/7/11	45,065	45,065
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.270%	3/7/11	18,400	18,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.280%	3/7/11	57,850	57,850
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.250%	3/7/11	14,000	14,000
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.310%	3/7/11	6,400	6,400
South Carolina Transportation Infrastructure
Revenue VRDO	0.220%	3/7/11	47,300	47,300

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.240%	3/7/11	11,200	11,200
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.260%	3/7/11	18,400	18,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	24,300	24,300
University of Alabama Birmingham Hospital
Revenue VRDO	0.290%	3/7/11	24,100	24,100
University of South Florida Financing Corp.
COP VRDO	0.250%	3/7/11	41,535	41,535
University of Texas Permanent University
Fund Revenue VRDO	0.180%	3/7/11	66,605	66,605
University of Texas Permanent University
Fund Revenue VRDO	0.180%	3/7/11	153,900	153,900
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	16,000	16,000
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours Health
System Inc.) VRDO	0.260%	3/7/11	7,200	7,200
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.280%	3/7/11	20,100	20,100
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.280%	3/7/11	11,345	11,345
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.250%	3/7/11	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.230%	3/7/11	20,500	20,500
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)
VRDO	0.250%	3/7/11	30,260	30,260
Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care Inc.) VRDO	0.260%	3/7/11	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,444,700)				3,444,700
Total Investments (102.7%) (Cost $112,141,522)				112,141,522
Other Assets and Liabilities (-2.7%)
Other Assets				696,801
Liabilities				(3,664,941)
				(2,968,140)
Net Assets (100%)				109,173,382

Prime Money Market Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in-Capital	109,165,475
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	7,907
Net Assets	109,173,382

Investor Shares—Net Assets
Applicable to 88,451,537,150 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	88,467,369
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 20,703,285,798 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,706,013
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2011, the aggregate value of these securities was $11,788,908,000, representing 10.8% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $32,500,000.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	159,999
Total Income	159,999
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,568
Management and Administrative—Investor Shares	80,772
Management and Administrative—Institutional Shares	4,968
Marketing and Distribution—Investor Shares	14,977
Marketing and Distribution—Institutional Shares	3,270
Custodian Fees	790
Shareholders’ Reports—Investor Shares	338
Shareholders’ Reports—Institutional Shares	48
Trustees’ Fees and Expenses	76
Total Expenses	107,807
Net Investment Income	52,192
Realized Net Gain (Loss) on Investment Securities Sold	(9,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,812
1 Interest income from an affiliated company of the fund was $1,515,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,192	118,919
Realized Net Gain (Loss)	(9,380)	1,651
Net Increase (Decrease) in Net Assets Resulting from Operations	42,812	120,570
Distributions
Net Investment Income
Investor Shares	(31,372)	(78,239)
Institutional Shares	(20,820)	(40,680)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(52,192)	(118,919)
Capital Share Transactions
Investor Shares	(207,208)	(7,395,143)
Institutional Shares	1,598,423	784,242
Net Increase (Decrease) from Capital Share Transactions	1,391,215	(6,610,901)
Total Increase (Decrease)	1,381,835	(6,609,250)
Net Assets
Beginning of Period	107,791,547	114,400,797
End of Period	109,173,382	107,791,547

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.013	.035	.051	.043
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.013	.035	.051	.043
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.013)	(.035)	(.051)	(.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.013)	(.035)	(.051)	(.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.08%	1.31%	3.60%	5.23%	4.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,467	$88,684	$96,078	$92,483	$84,052	$64,578
Ratio of Total Expenses to
Average Net Assets	0.23%	0.23%	0.28%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.07%	0.08%	1.25%	3.49%	5.10%	4.33%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.015	.037	.053	.045
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.015	.037	.053	.045
Distributions
Dividends from Net Investment Income	(.001)	(.002)	(.015)	(.037)	(.053)	(.045)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.015)	(.037)	(.053)	(.045)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.10%	0.22%	1.47%	3.75%	5.39%	4.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,706	$19,107	$18,323	$13,844	$10,022	$6,269
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.13%[1]	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.21%	0.22%	1.40%	3.64%	5.26%	4.53%
The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $18,073,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	56,684,897	56,684,897	99,880,454	99,880,454
Issued in Lieu of Cash Distributions	30,625	30,625	76,231	76,231
Redeemed	(56,922,730)	(56,922,730)	(107,351,828)	(107,351,828)
Net Increase (Decrease)—Investor Shares	(207,208)	(207,208)	(7,395,143)	(7,395,143)
Institutional Shares
Issued	10,498,094	10,498,094	16,052,323	16,052,323
Issued in Lieu of Cash Distributions	20,182	20,182	39,524	39,524
Redeemed	(8,919,853)	(8,919,853)	(15,307,605)	(15,307,605)
Net Increase (Decrease)—Institutional Shares	1,598,423	1,598,423	784,242	784,242

E. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.22%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	49 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	15.6%
U.S. Government Agency Obligations	81.2
Repurchase Agreements	3.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.22%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011

		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.41%	4.82%
2002	2.12	1.48
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.01	0.00
7-day SEC yield (2/28/2011): 0.02%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.02%	2.55%	2.35%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (103.0%)
2	Fannie Mae Discount Notes	0.200%	3/1/11	75,000	75,000
2	Fannie Mae Discount Notes	0.200%	3/2/11	109,333	109,332
2	Fannie Mae Discount Notes	0.240%	3/9/11	15,000	14,999
2	Fannie Mae Discount Notes	0.240%	3/16/11	138,567	138,553
2	Fannie Mae Discount Notes	0.240%	3/23/11	30,000	29,996
2	Fannie Mae Discount Notes	0.250%	4/6/11	30,000	29,993
2	Fannie Mae Discount Notes	0.180%	4/13/11	120,000	119,974
2	Fannie Mae Discount Notes	0.185%	4/20/11	85,000	84,978
2	Fannie Mae Discount Notes	0.180%	4/27/11	125,000	124,964
2	Fannie Mae Discount Notes	0.230%	6/8/11	43,462	43,435
2	Fannie Mae Discount Notes	0.230%–0.240%	6/15/11	154,648	154,541
2	Fannie Mae Discount Notes	0.190%	6/20/11	75,000	74,956
2	Fannie Mae Discount Notes	0.250%	7/1/11	13,000	12,989
2	Fannie Mae Discount Notes	0.200%	7/8/11	6,800	6,795
2	Fannie Mae Discount Notes	0.190%	8/10/11	60,000	59,949
2	Fannie Mae Discount Notes	0.210%	8/17/11	4,000	3,996
2	Fannie Mae Discount Notes	0.200%	8/24/11	22,444	22,422
2	Federal Home Loan Bank Discount Notes	0.220%	3/2/11	41,567	41,567
2	Federal Home Loan Bank Discount Notes	0.190%	3/25/11	100,000	99,987
2	Federal Home Loan Bank Discount Notes	0.180%	4/15/11	320,000	319,928
2	Federal Home Loan Bank Discount Notes	0.190%	4/25/11	75,000	74,978
2	Federal Home Loan Bank Discount Notes	0.180%–0.185%	4/27/11	30,000	29,991
2	Federal Home Loan Bank Discount Notes	0.200%	5/4/11	70,000	69,975
2	Federal Home Loan Bank Discount Notes	0.210%	5/12/11	45,000	44,981
2	Federal Home Loan Bank Discount Notes	0.220%	5/25/11	155,250	155,169
2	Federal Home Loan Bank Discount Notes	0.240%	6/1/11	35,555	35,533
2	Federal Home Loan Bank Discount Notes	0.230%	6/17/11	45,000	44,969
2	Federal Home Loan Bank Discount Notes	0.190%	8/17/11	85,000	84,924
[2,3]	Federal Home Loan Banks	0.182%	5/13/11	165,000	164,993
[2,3]	Federal Home Loan Banks	0.167%	7/25/11	70,000	69,982
[2,3]	Federal Home Loan Banks	0.184%	9/9/11	24,000	23,994
[2,3]	Federal Home Loan Banks	0.212%	9/23/11	41,000	40,995
[2,3]	Federal Home Loan Banks	0.231%	1/9/12	150,000	149,958
[2,3]	Federal Home Loan Banks	0.232%	1/23/12	25,000	24,994
[2,3]	Federal Home Loan Banks	0.228%	2/3/12	100,000	99,972
[2,3]	Federal Home Loan Mortgage Corp.	0.353%	4/7/11	500,000	499,996

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[2,3]	Federal Home Loan Mortgage Corp.	0.241%	8/5/11	95,000	94,996
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	12/16/11	35,000	34,989
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	2/16/12	75,000	74,971
[2,3]	Federal Home Loan Mortgage Corp.	0.201%	8/24/12	60,000	59,957
[2,3]	Federal National Mortgage Assn.	0.282%	8/23/12	150,000	150,023
[2,3]	Federal National Mortgage Assn.	0.294%	9/17/12	40,000	39,988
[2,3]	Federal National Mortgage Assn.	0.282%	11/23/12	70,000	69,963
2	Freddie Mac Discount Notes	0.240%	3/14/11	20,000	19,998
2	Freddie Mac Discount Notes	0.240%	3/21/11	70,371	70,362
2	Freddie Mac Discount Notes	0.180%	3/28/11	97,800	97,787
2	Freddie Mac Discount Notes	0.230%	4/18/11	10,000	9,997
2	Freddie Mac Discount Notes	0.230%	4/21/11	5,650	5,648
2	Freddie Mac Discount Notes	0.180%–0.185%	5/2/11	153,082	153,033
2	Freddie Mac Discount Notes	0.180%	5/9/11	150,000	149,948
2	Freddie Mac Discount Notes	0.230%	5/23/11	14,619	14,611
2	Freddie Mac Discount Notes	0.240%	5/31/11	50,000	49,970
2	Freddie Mac Discount Notes	0.230%	6/13/11	60,000	59,960
2	Freddie Mac Discount Notes	0.240%	6/22/11	38,460	38,431
2	Freddie Mac Discount Notes	0.240%	6/27/11	80,000	79,937
2	Freddie Mac Discount Notes	0.200%	7/12/11	4,654	4,651
2	Freddie Mac Discount Notes	0.200%	7/18/11	85,000	84,934
2	Freddie Mac Discount Notes	0.250%	7/25/11	20,000	19,980
2	Freddie Mac Discount Notes	0.210%	8/8/11	4,504	4,500
	United States Treasury Bill	0.190%	3/3/11	200,000	199,998
	United States Treasury Bill	0.180%	3/10/11	120,000	119,995
	United States Treasury Bill	0.190%	3/17/11	120,000	119,990
	United States Treasury Bill	0.181%	5/19/11	100,000	99,960
	United States Treasury Bill	0.196%	5/26/11	20,000	19,991
	United States Treasury Bill	0.145%–0.212%	6/2/11	310,000	309,876
	United States Treasury Bill	0.190%	6/16/11	10,000	9,994
Total U.S. Government and Agency Obligations (Cost $5,452,196)					5,452,196
Repurchase Agreements (3.4%)
	Barclays Capital Inc.
	(Dated 1/4/11, Repurchase Value
	$20,007,000, collateralized by Federal
	Home Loan Bank 0.750%, 12/21/11, and
	Federal Home Loan Mortgage Corp.
	0.875%, 10/28/13)	0.200%	3/4/11	20,000	20,000
	BNP Paribas Securities Corp.
	(Dated 2/28/11, Repurchase Value
	$6,252,000, collateralized by U.S. Treasury
	Note 0.500%–2.750%, 11/15/13–2/28/18)	0.170%	3/1/11	6,252	6,252
	BNP Paribas Securities Corp.
	(Dated 1/11/11, Repurchase Value
	$100,030,000, collateralized by U.S.
	Treasury Inflation Indexed Bond
	1.750%–2.375%, 1/15/25–1/15/28, and
	U.S. Treasury Inflation Indexed Note
	1.875%–3.000%, 7/15/12–7/15/19)	0.180%	3/7/11	100,000	100,000
	Deutsche Bank Securities, Inc.
	(Dated 1/11/11, Repurchase Value
	$50,015,000, collateralized by U.S.
	Treasury Inflation Indexed Note 1.375%,
	7/15/18, and U.S. Treasury Note 4.500%,
	11/30/11)	0.180%	3/7/11	50,000	50,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Societe Generale
(Dated 2/28/11, Repurchase Value
$5,000,000, collateralized by U.S. Treasury
Inflation Indexed Bond 2.000%, 1/15/26)	0.170%	3/1/11	5,000	5,000
Total Repurchase Agreements (Cost $181,252)				181,252
Total Investments (106.4%) (Cost $5,633,448)				5,633,448
Other Assets and Liabilities (-6.4%)
Other Assets				8,502
Liabilities				(344,921)
				(336,419)
Net Assets (100%)
Applicable to 5,296,422,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,297,029
Net Asset Value per Share				$1.00

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				5,633,448
Receivables for Capital Shares Issued				3,212
Other Assets				5,290
Total Assets				5,641,950
Liabilities
Payables for Investment Securities Purchased				332,279
Payables for Capital Shares Redeemed				9,831
Other Liabilities				2,811
Total Liabilities				344,921
Net Assets				5,297,029

At February 28, 2011, net assets consisted of:
				Amount
				($000)
Paid-in-Capital				5,296,942
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				87
Net Assets				5,297,029

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest	6,727
Total Income	6,727
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative	4,975
Marketing and Distribution	1,013
Custodian Fees	49
Shareholders’ Reports	22
Trustees’ Fees and Expenses	4
Total Expenses	6,202
Net Investment Income	525
Realized Net Gain (Loss) on Investment Securities Sold	24
Net Increase (Decrease) in Net Assets Resulting from Operations	549

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	525	3,190
Realized Net Gain (Loss)	24	63
Net Increase (Decrease) in Net Assets Resulting from Operations	549	3,253
Distributions
Net Investment Income	(525)	(3,190)
Realized Capital Gain	—	—
Total Distributions	(525)	(3,190)
Capital Share Transactions (at $1.00)
Issued	247,820	617,905
Issued in Lieu of Cash Distributions	512	3,094
Redeemed	(999,313)	(3,959,429)
Net Increase (Decrease) from Capital Share Transactions	(750,981)	(3,338,430)
Total Increase (Decrease)	(750,957)	(3,338,367)
Net Assets
Beginning of Period	6,047,986	9,386,353
End of Period	5,297,029	6,047,986

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.011	.034	.051	.042
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.011	.034	.051	.042
Distributions
Dividends from Net Investment Income	(.0001)	(.0004)	(.011)	(.034)	(.051)	(.042)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.011)	(.034)	(.051)	(.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	1.06%	3.46%	5.17%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,297	$6,048	$9,386	$8,982	$7,672	$6,360
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	1.03%	3.33%	5.05%	4.25%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $900,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	55 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.14%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.31%	4.73%
2002	2.15	1.58
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.01	0.00

7-day SEC yield (2/28/2011): 0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	2.35%	2.27%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (106.8%)
United States Treasury Bill	0.175%	3/3/11	1,121,479	1,121,468
United States Treasury Bill	0.145%–0.150%	3/10/11	1,200,000	1,199,956
United States Treasury Bill	0.140%–0.145%	3/17/11	1,296,491	1,296,408
United States Treasury Bill	0.130%	3/24/11	1,219,000	1,218,899
United States Treasury Bill	0.180%	3/31/11	674,000	673,899
United States Treasury Bill	0.150%	4/7/11	1,357,000	1,356,791
United States Treasury Bill	0.150%–0.165%	4/14/11	600,000	599,882
United States Treasury Bill	0.155%–0.170%	4/21/11	1,025,000	1,024,769
United States Treasury Bill	0.155%–0.170%	4/28/11	1,024,000	1,023,733
United States Treasury Bill	0.150%–0.155%	5/5/11	1,416,500	1,416,113
United States Treasury Bill	0.150%	5/12/11	1,295,000	1,294,611
United States Treasury Bill	0.130%	5/19/11	1,371,000	1,370,609
United States Treasury Bill	0.110%	5/26/11	1,447,255	1,446,875
United States Treasury Bill	0.145%	6/2/11	1,321,000	1,320,516
United States Treasury Bill	0.225%	6/30/11	350,000	349,735
United States Treasury Bill	0.180%	7/14/11	573,000	572,613
United States Treasury Bill	0.185%	7/21/11	450,000	449,672
United States Treasury Bill	0.180%	7/28/11	224,000	223,833
Total U.S. Government and Agency Obligations (Cost $17,960,382)				17,960,382
Total Investments (106.8%) (Cost $17,960,382)				17,960,382
Other Assets and Liabilities (-6.8%)
Other Assets				212,927
Liabilities				(1,350,314)
				(1,137,387)
Net Assets (100%)
Applicable to 16,819,927,035 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				16,822,995
Net Asset Value per Share				$1.00

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	17,960,382
Receivables for Investment Securities Sold	199,992
Receivables for Capital Shares Issued	6,152
Other Assets	6,783
Total Assets	18,173,309
Liabilities
Payables for Investment Securities Purchased	1,320,516
Payables for Capital Shares Redeemed	21,632
Other Liabilities	8,166
Total Liabilities	1,350,314
Net Assets	16,822,995

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in-Capital	16,822,979
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	16
Net Assets	16,822,995

See Note A in Notes to Financial Statements.

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest	13,645
Total Income	13,645
Expenses
The Vanguard Group—Note B
Investment Advisory Services	431
Management and Administrative	9,225
Marketing and Distribution	2,601
Custodian Fees	135
Shareholders’ Reports	33
Trustees’ Fees and Expenses	11
Total Expenses	12,436
Net Investment Income	1,209
Realized Net Gain (Loss) on Investment Securities Sold	(17)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,192

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,209	6,087
Realized Net Gain (Loss)	(17)	33
Net Increase (Decrease) in Net Assets Resulting from Operations	1,192	6,120
Distributions
Net Investment Income	(1,209)	(6,087)
Realized Capital Gain	—	—
Total Distributions	(1,209)	(6,087)
Capital Share Transactions (at $1.00)
Issued	485,942	1,061,537
Issued in Lieu of Cash Distributions	1,172	5,859
Redeemed	(2,390,500)	(7,775,844)
Net Increase (Decrease) from Capital Share Transactions	(1,903,386)	(6,708,448)
Total Increase (Decrease)	(1,903,403)	(6,708,415)
Net Assets
Beginning of Period	18,726,398	25,434,813
End of Period	16,822,995	18,726,398

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0003	.007	.030	.049	.041
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.007	.030	.049	.041
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.007)	(.030)	(.049)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.007)	(.030)	(.049)	(.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.70%	3.08%	5.02%	4.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,823	$18,726	$25,435	$23,289	$20,064	$15,982
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%[2]	0.10%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.03%	0.74%	2.98%	4.90%	4.15%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $2,850,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2010	2/28/2011	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.36	$1.14
Institutional Shares	1,000.00	1,001.04	0.45
Federal Money Market Fund	$1,000.00	$1,000.09	$1.09
Admiral Treasury Money Market Fund	$1,000.00	$1,000.07	$0.69
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.35	0.45
Federal Money Market Fund	$1,000.00	$1,023.70	$1.10
Admiral Treasury Money Market Fund	$1,000.00	$1,024.10	$0.70

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market
Fund, 0.22%; and for the Admiral Treasury Money Market Fund, 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.